Group assets and liabilities - measurement - Fair value disclosed (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Financial liabilities, carrying value	£ (40,523)	£ (38,007)
Debt securities	171,374	170,458
Core structural borrowings of shareholder-financed operations	6,280	6,798
Core structural borrowings of shareholder-financed operations
Financial instruments
Financial liabilities, carrying value	(6,280)	(6,798)
Operational borrowings attributable to shareholder-financed operations
Financial instruments
Financial liabilities, carrying value	(1,791)	(2,317)
Borrowings attributable to with-profits operations
Financial instruments
Financial liabilities, carrying value	(3,716)	(1,349)
Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities, carrying value	(5,662)	(5,031)
Assets and liabilities at amortised cost for which fair value is disclosed
Financial instruments
Financial assets, carrying value	12,200
Assets and liabilities at amortised cost for which fair value is disclosed | Loans
Financial instruments
Financial assets, fair value	12,939	12,908
Financial assets, carrying value	12,205	12,198
Allowance for loan losses	28	15
Assets and liabilities at amortised cost for which fair value is disclosed | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities, fair value	(3,032)	(3,333)
Financial liabilities, carrying value	(2,997)	(3,298)
Assets and liabilities at amortised cost for which fair value is disclosed | Core structural borrowings of shareholder-financed operations
Financial instruments
Financial liabilities, fair value	(7,023)	(7,220)
Financial liabilities, carrying value	(6,280)	(6,798)
Assets and liabilities at amortised cost for which fair value is disclosed | Operational borrowings attributable to shareholder-financed operations
Financial instruments
Financial liabilities, fair value	(1,791)	(2,317)
Financial liabilities, carrying value	(1,791)	(2,317)
Assets and liabilities at amortised cost for which fair value is disclosed | Borrowings attributable to with-profits operations
Financial instruments
Financial liabilities, fair value	(1,832)	(1,353)
Financial liabilities, carrying value	(1,829)	(1,349)
Assets and liabilities at amortised cost for which fair value is disclosed | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities, fair value	(5,728)	(5,066)
Financial liabilities, carrying value	(5,662)	(5,031)
Assets and liabilities at amortised cost for which fair value is disclosed | Convertible bonds
Financial instruments
Debt securities	312	306
Core structural borrowings of shareholder-financed operations	1,311	1,455
Assets and liabilities at amortised cost for which fair value is disclosed | Level 2 | Loans
Financial instruments
Financial assets, fair value	2,756	4,062
Assets and liabilities at amortised cost for which fair value is disclosed | Level 2 | Core structural borrowings of shareholder-financed operations
Financial instruments
Financial liabilities, fair value	(7,023)	(7,220)
Assets and liabilities at amortised cost for which fair value is disclosed | Level 2 | Operational borrowings attributable to shareholder-financed operations
Financial instruments
Financial liabilities, fair value	(1,788)	(2,313)
Assets and liabilities at amortised cost for which fair value is disclosed | Level 2 | Borrowings attributable to with-profits operations
Financial instruments
Financial liabilities, fair value	(1,761)	(1,220)
Assets and liabilities at amortised cost for which fair value is disclosed | Level 2 | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities, fair value	(1,410)	(1,926)
Assets and liabilities at amortised cost for which fair value is disclosed | Level 3 | Loans
Financial instruments
Financial assets, fair value	10,183	8,846
Assets and liabilities at amortised cost for which fair value is disclosed | Level 3 | Lifetime (equity-release) mortgages
Financial instruments
Financial assets, fair value	1,429
Assets and liabilities at amortised cost for which fair value is disclosed | Level 3 | Investment contract liabilities without discretionary participation features held at fair value
Financial instruments
Financial liabilities, fair value	(3,032)	(3,333)
Assets and liabilities at amortised cost for which fair value is disclosed | Level 3 | Operational borrowings attributable to shareholder-financed operations
Financial instruments
Financial liabilities, fair value	(3)	(4)
Assets and liabilities at amortised cost for which fair value is disclosed | Level 3 | Borrowings attributable to with-profits operations
Financial instruments
Financial liabilities, fair value	(71)	(133)
Assets and liabilities at amortised cost for which fair value is disclosed | Level 3 | Obligations under funding, securities lending and sale and repurchase agreements
Financial instruments
Financial liabilities, fair value	£ (4,318)	£ (3,140)